UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	84,407,348	136,388,387
1.3%		Short-Term Investments	1,713,187	1,713,194

99.9%		Total Investments	86,120,535	138,101,581
0.2%		Collateral Invested for Securities on Loan	260,899	260,899
(0	.1)%	Other Assets and Liabilities, Net		(72,003)

100.0%		Net Assets		138,290,477

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	1,200	101,208
Ford Motor Co.	40,812	509,742
Harley-Davidson, Inc.	2,356	115,632
Johnson Controls, Inc.	7,200	233,856
The Goodyear Tire & Rubber Co. *	2,600	29,172

		989,610

Banks 2.9%
BB&T Corp.	7,320	229,775
Comerica, Inc.	1,930	62,455
Fifth Third Bancorp	9,805	137,760
First Horizon National Corp.	3,110	32,282
Hudson City Bancorp, Inc.	5,700	41,667
Huntington Bancshares, Inc.	9,356	60,346
KeyCorp	10,300	87,550
M&T Bank Corp.	1,271	110,425
People’s United Financial, Inc.	3,700	48,988
PNC Financial Services Group, Inc.	5,611	361,853
Regions Financial Corp.	13,027	85,848
SunTrust Banks, Inc.	5,800	140,186
U.S. Bancorp	20,499	649,408
Wells Fargo & Co.	56,358	1,924,062
Zions Bancorp	2,008	43,092

		4,015,697

Capital Goods 8.1%
3M Co.	7,530	671,751
Caterpillar, Inc.	6,880	732,858
Cooper Industries plc	1,800	115,110
Cummins, Inc.	2,100	252,084
Danaher Corp.	6,052	338,912
Deere & Co.	4,340	351,106
Dover Corp.	1,900	119,586
Eaton Corp.	3,680	183,374
Emerson Electric Co.	7,860	410,135
Fastenal Co.	3,152	170,523
Flowserve Corp.	600	69,306
Fluor Corp.	1,900	114,076
General Dynamics Corp.	3,810	279,578
General Electric Co.	112,868	2,265,261
Goodrich Corp.	1,360	170,598
Honeywell International, Inc.	8,237	502,869
Illinois Tool Works, Inc.	5,144	293,825
Ingersoll-Rand plc	3,400	140,590
Jacobs Engineering Group, Inc. *	1,400	62,118
Joy Global, Inc.	1,100	80,850
L-3 Communications Holdings, Inc.	1,100	77,847
Lockheed Martin Corp.	2,930	263,290
Masco Corp.	3,910	52,277
Northrop Grumman Corp.	2,754	168,214
PACCAR, Inc.	3,894	182,356
Pall Corp.	1,200	71,556
Parker Hannifin Corp.	1,635	138,239
Precision Castparts Corp.	1,500	259,350
Quanta Services, Inc. *	2,100	43,890
Raytheon Co.	3,810	201,092
Rockwell Automation, Inc.	1,490	118,753
Rockwell Collins, Inc.	1,600	92,096
Roper Industries, Inc.	1,000	99,160
Snap-on, Inc.	600	36,582
Stanley Black & Decker, Inc.	1,723	132,602
Textron, Inc.	2,900	80,707
The Boeing Co.	7,896	587,226
Tyco International Ltd.	5,000	280,900
United Technologies Corp.	9,630	798,712
W.W. Grainger, Inc.	600	128,886
Xylem, Inc.	2,000	55,500

		11,193,745

Commercial & Professional Supplies 0.5%
Avery Dennison Corp.	1,100	33,143
Cintas Corp.	1,157	45,262
Equifax, Inc.	1,300	57,538
Iron Mountain, Inc.	1,900	54,720
Pitney Bowes, Inc. (c)	2,300	40,434
R.R. Donnelley & Sons Co. (c)	2,060	25,523
Republic Services, Inc.	3,236	98,892
Robert Half International, Inc.	1,550	46,965
Stericycle, Inc. *	900	75,276
The Dun & Bradstreet Corp.	500	42,365
Waste Management, Inc.	5,127	179,240

		699,358

Consumer Durables & Apparel 1.0%
Coach, Inc.	3,100	239,568
D.R. Horton, Inc.	2,500	37,925

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc.	800	37,448
Hasbro, Inc.	1,275	46,818
Leggett & Platt, Inc.	1,600	36,816
Lennar Corp., Class A	1,600	43,488
Mattel, Inc.	3,700	124,542
Newell Rubbermaid, Inc.	2,824	50,296
NIKE, Inc., Class B	4,020	435,929
PulteGroup, Inc. *	3,365	29,780
Ralph Lauren Corp.	700	122,031
VF Corp.	910	132,842
Whirlpool Corp.	833	64,024

		1,401,507

Consumer Services 2.0%
Apollo Group, Inc., Class A *	1,327	51,275
Carnival Corp.	4,622	148,274
Chipotle Mexican Grill, Inc. *	300	125,400
Darden Restaurants, Inc.	1,390	71,112
DeVry, Inc.	600	20,322
H&R Block, Inc.	3,000	49,410
International Game Technology	3,400	57,086
Marriott International, Inc., Class A	3,057	115,708
McDonald’s Corp.	10,910	1,070,271
Starbucks Corp.	7,920	442,649
Starwood Hotels & Resorts Worldwide, Inc.	1,940	109,435
Wyndham Worldwide Corp.	1,580	73,486
Wynn Resorts Ltd.	900	112,392
Yum! Brands, Inc.	5,000	355,900

		2,802,720

Diversified Financials 6.3%
American Express Co.	10,980	635,303
Ameriprise Financial, Inc.	2,578	147,281
Bank of America Corp.	114,767	1,098,320
BlackRock, Inc.	1,000	204,900
Capital One Financial Corp.	5,880	327,751
Citigroup, Inc.	30,789	1,125,338
CME Group, Inc.	660	190,958
Discover Financial Services	5,890	196,373
E*TRADE Financial Corp. *	1,616	17,695
Federated Investors, Inc., Class B (c)	1,100	24,651
Franklin Resources, Inc.	1,600	198,448
IntercontinentalExchange, Inc. *	800	109,936
Invesco Ltd.	5,100	136,017
JPMorgan Chase & Co.	41,121	1,890,744
Legg Mason, Inc.	1,400	39,102
Leucadia National Corp.	2,300	60,030
Moody’s Corp.	2,080	87,568
Morgan Stanley	15,980	313,847
Northern Trust Corp.	2,570	121,947
NYSE Euronext	2,800	84,028
SLM Corp.	5,700	89,832
State Street Corp.	5,400	245,700
T. Rowe Price Group, Inc.	2,700	176,310
The Bank of New York Mellon Corp.	13,377	322,787
The Charles Schwab Corp. (a)	11,406	163,904
The Goldman Sachs Group, Inc.	5,317	661,275
The NASDAQ OMX Group, Inc. *	1,400	36,260

		8,706,305

Energy 11.1%
Alpha Natural Resources, Inc. *	2,532	38,512
Anadarko Petroleum Corp.	5,294	414,732
Apache Corp.	4,108	412,607
Baker Hughes, Inc.	4,621	193,805
Cabot Oil & Gas Corp.	2,000	62,340
Cameron International Corp. *	2,600	137,358
Chesapeake Energy Corp.	7,100	164,507
Chevron Corp.	21,316	2,285,928
ConocoPhillips	13,952	1,060,491
CONSOL Energy, Inc.	2,300	78,430
Denbury Resources, Inc. *	4,300	78,389
Devon Energy Corp.	4,363	310,297
Diamond Offshore Drilling, Inc.	800	53,400
El Paso Corp.	8,141	240,567
EOG Resources, Inc.	2,814	312,635
EQT Corp.	1,500	72,315
Exxon Mobil Corp.	50,776	4,403,802
FMC Technologies, Inc. *	2,600	131,092
Halliburton Co.	9,720	322,607
Helmerich & Payne, Inc.	1,100	59,345
Hess Corp.	3,210	189,229
Marathon Oil Corp.	7,664	242,949
Marathon Petroleum Corp.	3,832	166,156
Murphy Oil Corp.	2,132	119,968
Nabors Industries Ltd. *	3,200	55,968
National Oilwell Varco, Inc.	4,486	356,502
Newfield Exploration Co. *	1,400	48,552
Noble Corp. *	2,600	97,422
Noble Energy, Inc.	1,900	185,782
Occidental Petroleum Corp.	8,600	818,978
Peabody Energy Corp.	2,800	81,088
Pioneer Natural Resources Co.	1,200	133,908
QEP Resources, Inc.	1,800	54,900
Range Resources Corp.	1,700	98,838
Rowan Cos., Inc. *	1,300	42,809
Schlumberger Ltd.	14,281	998,670
Southwestern Energy Co. *	3,700	113,220
Spectra Energy Corp.	6,781	213,941
Sunoco, Inc.	1,240	47,306
Tesoro Corp. *	1,500	40,260
The Williams Cos., Inc.	6,300	194,103
Valero Energy Corp.	6,160	158,743
WPX Energy, Inc. *	2,100	37,821

		15,330,272

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	4,600	417,680
CVS Caremark Corp.	14,235	637,728
Safeway, Inc.	3,140	63,460
SUPERVALU, Inc. (c)	2,435	13,904
Sysco Corp.	6,300	188,118
The Kroger Co.	6,440	156,041
Wal-Mart Stores, Inc.	18,610	1,138,932
Walgreen Co.	9,545	319,662

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whole Foods Market, Inc.	1,700	141,440

		3,076,965

Food, Beverage & Tobacco 6.1%
Altria Group, Inc.	21,864	674,942
Archer-Daniels-Midland Co.	7,200	227,952
Beam, Inc.	1,607	94,122
Brown-Forman Corp., Class B	1,080	90,061
Campbell Soup Co.	2,000	67,700
Coca-Cola Enterprises, Inc.	3,500	100,100
ConAgra Foods, Inc.	4,370	114,756
Constellation Brands, Inc., Class A *	1,700	40,103
Dean Foods Co. *	1,700	20,587
Dr Pepper Snapple Group, Inc.	2,300	92,483
General Mills, Inc.	6,858	270,548
H.J. Heinz Co.	3,470	185,818
Hormel Foods Corp.	1,400	41,328
Kellogg Co.	2,600	139,438
Kraft Foods, Inc., Class A	18,790	714,208
Lorillard, Inc.	1,436	185,933
McCormick & Co., Inc. - Non Voting Shares	1,500	81,645
Mead Johnson Nutrition Co.	2,200	181,456
Molson Coors Brewing Co., Class B	1,678	75,929
PepsiCo, Inc.	16,748	1,111,230
Philip Morris International, Inc.	18,544	1,643,184
Reynolds American, Inc.	3,512	145,537
Sara Lee Corp.	6,300	135,639
The Coca-Cola Co.	24,202	1,791,190
The Hershey Co.	1,644	100,827
The JM Smucker Co.	1,246	101,375
Tyson Foods, Inc., Class A	3,186	61,012

		8,489,103

Health Care Equipment & Services 4.0%
Aetna, Inc.	3,980	199,637
AmerisourceBergen Corp.	2,960	117,453
Baxter International, Inc.	6,050	361,669
Becton, Dickinson & Co.	2,300	178,595
Boston Scientific Corp. *	16,590	99,208
C.R. Bard, Inc.	920	90,822
Cardinal Health, Inc.	3,734	160,973
CareFusion Corp. *	2,417	62,673
Cerner Corp. *	1,600	121,856
CIGNA Corp.	3,080	151,690
Coventry Health Care, Inc.	1,550	55,134
Covidien plc	5,200	284,336
DaVita, Inc. *	800	72,136
DENTSPLY International, Inc.	1,600	64,208
Edwards Lifesciences Corp. *	1,200	87,276
Express Scripts, Inc. *	5,228	283,253
Humana, Inc.	1,800	166,464
Intuitive Surgical, Inc. *	400	216,700
Laboratory Corp. of America Holdings *	1,104	101,060
McKesson Corp.	2,616	229,606
Medco Health Solutions, Inc. *	4,086	287,246
Medtronic, Inc.	11,249	440,848
Patterson Cos., Inc.	980	32,732
Quest Diagnostics, Inc.	1,560	95,394
St. Jude Medical, Inc.	3,504	155,262
Stryker Corp.	3,260	180,865
Tenet Healthcare Corp. *	6,500	34,515
UnitedHealth Group, Inc.	11,510	678,399
Varian Medical Systems, Inc. *	1,000	68,960
WellPoint, Inc.	3,836	283,097
Zimmer Holdings, Inc.	1,884	121,104

		5,483,171

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	89,366
Colgate-Palmolive Co.	5,220	510,412
Kimberly-Clark Corp.	4,226	312,259
The Clorox Co.	1,300	89,375
The Estee Lauder Cos., Inc., Class A	2,400	148,656
The Procter & Gamble Co.	29,373	1,974,159

		3,124,227

Insurance 3.5%
ACE Ltd.	3,600	263,520
Aflac, Inc.	4,850	223,052
American International Group, Inc. *	5,771	177,920
Aon plc *	3,410	167,295
Assurant, Inc.	1,100	44,550
Berkshire Hathaway, Inc., Class B *	18,638	1,512,474
Cincinnati Financial Corp.	1,735	59,875
Genworth Financial, Inc., Class A *	5,000	41,600
Lincoln National Corp.	3,062	80,714
Loews Corp.	3,388	135,080
Marsh & McLennan Cos., Inc.	5,800	190,182
MetLife, Inc.	11,307	422,316
Principal Financial Group, Inc.	3,163	93,340
Prudential Financial, Inc.	5,070	321,387
The Allstate Corp.	5,340	175,793
The Chubb Corp.	3,080	212,859
The Hartford Financial Services Group, Inc.	4,630	97,600
The Progressive Corp.	6,880	159,478
The Travelers Cos., Inc.	4,439	262,789
Torchmark Corp.	1,200	59,820
Unum Group	3,276	80,196
XL Group plc	3,300	71,577

		4,853,417

Materials 3.4%
Air Products & Chemicals, Inc.	2,220	203,796
Airgas, Inc.	700	62,279
Alcoa, Inc.	11,472	114,949
Allegheny Technologies, Inc.	1,070	44,052
Ball Corp.	1,800	77,184
Bemis Co., Inc.	1,000	32,290
CF Industries Holdings, Inc.	700	127,855
Cliffs Natural Resources, Inc.	1,500	103,890
E.I. du Pont de Nemours & Co.	9,914	524,451
Eastman Chemical Co.	1,600	82,704

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ecolab, Inc.	3,104	191,579
FMC Corp.	700	74,102
Freeport-McMoran Copper & Gold, Inc.	10,004	380,552
International Flavors & Fragrances, Inc.	800	46,880
International Paper Co.	4,698	164,900
MeadWestvaco Corp.	1,949	61,569
Monsanto Co.	5,650	450,644
Newmont Mining Corp.	5,246	268,962
Nucor Corp.	3,400	146,030
Owens-Illinois, Inc. *	1,700	39,678
PPG Industries, Inc.	1,700	162,860
Praxair, Inc.	3,145	360,543
Sealed Air Corp.	1,928	37,230
Sigma-Aldrich Corp.	1,282	93,663
The Dow Chemical Co.	12,505	433,173
The Mosaic Co.	3,200	176,928
The Sherwin-Williams Co.	933	101,389
Titanium Metals Corp.	1,000	13,560
United States Steel Corp. (c)	1,500	44,055
Vulcan Materials Co.	1,400	59,822

		4,681,569

Media 3.2%
Cablevision Systems Corp., Class A	2,500	36,700
CBS Corp., Class B - Non Voting Shares	6,980	236,692
Comcast Corp., Class A	29,013	870,680
DIRECTV, Class A *	7,380	364,129
Discovery Communications, Inc., Class A *	3,000	151,800
Gannett Co., Inc.	2,960	45,377
News Corp., Class A	23,174	456,296
Omnicom Group, Inc.	3,040	153,976
Scripps Networks Interactive, Class A	1,000	48,690
The Interpublic Group of Cos., Inc.	4,997	57,016
The McGraw-Hill Cos., Inc.	3,130	151,711
The Walt Disney Co.	19,620	858,964
The Washington Post Co., Class B	30	11,207
Time Warner Cable, Inc.	3,409	277,833
Time Warner, Inc.	10,474	395,393
Viacom Inc., Class B	6,080	288,557

		4,405,021

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	16,655	1,020,785
Agilent Technologies, Inc.	3,667	163,218
Allergan, Inc.	3,210	306,330
Amgen, Inc.	8,364	568,668
Biogen Idec, Inc. *	2,550	321,224
Bristol-Myers Squibb Co.	18,000	607,500
Celgene Corp. *	4,850	375,972
Eli Lilly & Co.	10,820	435,722
Forest Laboratories, Inc. *	2,870	99,560
Gilead Sciences, Inc. *	8,178	399,495
Hospira, Inc. *	1,600	59,824
Johnson & Johnson	29,138	1,921,943
Life Technologies Corp. *	1,839	89,780
Merck & Co., Inc.	32,529	1,249,114
Mylan, Inc. *	4,691	110,004
PerkinElmer, Inc.	1,200	33,192
Perrigo Co.	1,000	103,310
Pfizer, Inc.	81,596	1,848,965
Thermo Fisher Scientific, Inc.	4,090	230,594
Waters Corp. *	1,000	92,660
Watson Pharmaceuticals, Inc. *	1,300	87,178

		10,125,038

Real Estate 2.0%
American Tower Corp.	4,270	269,095
Apartment Investment & Management Co., Class A	1,277	33,725
AvalonBay Communities, Inc.	1,034	146,156
Boston Properties, Inc.	1,516	159,165
CBRE Group, Inc., Class A *	3,600	71,856
Equity Residential	3,200	200,384
HCP, Inc.	4,400	173,624
Health Care REIT, Inc.	2,300	126,408
Host Hotels & Resorts, Inc.	7,060	115,925
Kimco Realty Corp.	3,910	75,307
Plum Creek Timber Co., Inc.	1,760	73,146
ProLogis, Inc.	4,932	177,651
Public Storage	1,500	207,255
Simon Property Group, Inc.	3,237	471,566
Ventas, Inc.	3,100	177,010
Vornado Realty Trust REIT	1,963	165,284
Weyerhaeuser Co.	6,341	138,995

		2,782,552

Retailing 3.9%
Abercrombie & Fitch Co., Class A	900	44,649
Amazon.com, Inc. *	3,800	769,538
AutoNation, Inc. *	500	17,155
AutoZone, Inc. *	300	111,540
Bed Bath & Beyond, Inc. *	2,616	172,054
Best Buy Co., Inc.	3,125	74,000
Big Lots, Inc. *	700	30,114
CarMax, Inc. *	2,500	86,625
Dollar Tree, Inc. *	1,300	122,837
Expedia, Inc.	1,100	36,784
Family Dollar Stores, Inc.	1,300	82,264
GameStop Corp., Class A (c)	1,500	32,760
Genuine Parts Co.	1,700	106,675
Home Depot, Inc.	16,565	833,385
J.C. Penney Co., Inc.	1,500	53,145
Kohl’s Corp.	3,010	150,590
Limited Brands, Inc.	2,608	125,184
Lowe’s Cos., Inc.	13,440	421,747
Macy’s, Inc.	4,522	179,659
Netflix, Inc. *	500	57,520
Nordstrom, Inc.	1,750	97,510
O’Reilly Automotive, Inc. *	1,400	127,890
Priceline.com, Inc. *	530	380,275
Ross Stores, Inc.	2,400	139,440
Sears Holdings Corp. (c)*	405	26,831
Staples, Inc.	7,850	127,013
Target Corp.	7,220	420,710

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Gap, Inc.	3,576	93,477
The TJX Cos., Inc.	8,220	326,416
Tiffany & Co.	1,126	77,841
TripAdvisor, Inc. *	1,100	39,237
Urban Outfitters, Inc. *	1,200	34,932

		5,399,797

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	5,530	44,351
Altera Corp.	3,280	130,610
Analog Devices, Inc.	3,230	130,492
Applied Materials, Inc.	14,270	177,519
Broadcom Corp., Class A *	4,955	194,731
First Solar, Inc. (c)*	600	15,030
Intel Corp.	54,021	1,518,530
KLA-Tencor Corp.	1,800	97,956
Linear Technology Corp.	2,230	75,151
LSI Corp. *	6,510	56,507
Microchip Technology, Inc.	2,100	78,120
Micron Technology, Inc. *	9,200	74,520
Novellus Systems, Inc. *	900	44,919
NVIDIA Corp. *	6,300	96,957
Teradyne, Inc. *	2,100	35,469
Texas Instruments, Inc.	12,460	418,780
Xilinx, Inc.	2,800	102,004

		3,291,646

Software & Services 9.5%
Accenture plc, Class A	6,800	438,600
Adobe Systems, Inc. *	5,600	192,136
Akamai Technologies, Inc. *	2,000	73,400
Autodesk, Inc. *	2,420	102,414
Automatic Data Processing, Inc.	5,213	287,705
BMC Software, Inc. *	1,860	74,698
CA, Inc.	4,144	114,209
Citrix Systems, Inc. *	1,960	154,664
Cognizant Technology Solutions Corp., Class A *	3,200	246,240
Computer Sciences Corp.	1,700	50,898
eBay, Inc. *	12,388	456,993
Electronic Arts, Inc. *	3,558	58,636
Fidelity National Information Services, Inc.	3,000	99,360
Fiserv, Inc. *	1,560	108,248
Google, Inc., Class A *	2,700	1,731,348
International Business Machines Corp.	12,545	2,617,514
Intuit, Inc.	2,996	180,149
MasterCard, Inc., Class A	1,100	462,594
Microsoft Corp.	79,988	2,579,613
Oracle Corp.	41,880	1,221,221
Paychex, Inc.	3,450	106,916
Red Hat, Inc. *	2,000	119,780
SAIC, Inc. *	2,500	33,000
Salesforce.com, Inc. *	1,354	209,207
Symantec Corp. *	8,141	152,237
Teradata Corp. *	1,800	122,670
Total System Services, Inc.	1,800	41,526
VeriSign, Inc.	2,025	77,639
Visa, Inc., Class A	5,400	637,200
Western Union Co.	7,059	124,238
Yahoo!, Inc. *	13,310	202,578

		13,077,631

Technology Hardware & Equipment 8.4%
Amphenol Corp., Class A	1,900	113,563
Apple, Inc. *	9,970	5,976,716
Cisco Systems, Inc.	57,998	1,226,658
Corning, Inc.	16,650	234,432
Dell, Inc. *	16,572	275,095
EMC Corp. *	21,762	650,249
F5 Networks, Inc. *	800	107,968
FLIR Systems, Inc.	1,500	37,965
Harris Corp.	1,400	63,112
Hewlett-Packard Co.	21,893	521,710
Jabil Circuit, Inc.	2,127	53,430
JDS Uniphase Corp. *	2,519	36,500
Juniper Networks, Inc. *	5,700	130,416
Lexmark International, Inc., Class A	760	25,262
Molex, Inc.	1,600	44,992
Motorola Mobility Holdings, Inc. *	2,741	107,557
Motorola Solutions, Inc.	2,976	151,270
NetApp, Inc. *	3,800	170,126
QUALCOMM, Inc.	17,820	1,212,117
SanDisk Corp. *	2,500	123,975
TE Connectivity Ltd.	4,500	165,375
Western Digital Corp. *	2,500	103,475
Xerox Corp.	15,067	121,741

		11,653,704

Telecommunication Services 2.7%
AT&T, Inc.	63,358	1,978,670
CenturyLink, Inc.	6,485	250,645
Crown Castle International Corp. *	2,700	144,018
Frontier Communications Corp. (c)	11,096	46,270
MetroPCS Communications, Inc. *	2,800	25,256
Sprint Nextel Corp. *	31,859	90,798
Verizon Communications, Inc.	30,254	1,156,611
Windstream Corp.	6,235	73,012

		3,765,280

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	1,700	111,333
CSX Corp.	11,460	246,619
Expeditors International of Washington, Inc.	2,300	106,973
FedEx Corp.	3,320	305,307
Norfolk Southern Corp.	3,600	236,988
Ryder System, Inc.	600	31,680
Southwest Airlines Co.	8,686	71,573
Union Pacific Corp.	5,180	556,746
United Parcel Service, Inc., Class B	10,405	839,892

		2,507,111

Utilities 3.3%
Agl Resources, Inc.	1,143	44,828
Ameren Corp.	2,600	84,708
American Electric Power Co., Inc.	5,070	195,601

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CenterPoint Energy, Inc.	4,550	89,726
CMS Energy Corp.	2,560	56,320
Consolidated Edison, Inc.	3,050	178,181
Dominion Resources, Inc.	5,950	304,699
DTE Energy Co.	1,800	99,054
Duke Energy Corp.	13,983	293,783
Edison International	3,500	148,785
Entergy Corp.	1,927	129,494
Exelon Corp.	8,993	352,616
FirstEnergy Corp.	4,369	199,183
Integrys Energy Group, Inc.	897	47,532
NextEra Energy, Inc.	4,450	271,806
NiSource, Inc.	2,946	71,735
Northeast Utilities	1,800	66,816
NRG Energy, Inc. *	2,600	40,742
ONEOK, Inc.	1,100	89,826
Pepco Holdings, Inc.	2,250	42,502
PG&E Corp.	4,300	186,663
Pinnacle West Capital Corp.	1,150	55,085
PPL Corp.	6,110	172,669
Progress Energy, Inc.	3,180	168,890
Public Service Enterprise Group, Inc.	5,450	166,824
SCANA Corp.	1,200	54,732
Sempra Energy	2,531	151,759
TECO Energy, Inc.	2,140	37,557
The AES Corp. *	7,250	94,757
The Southern Co.	9,160	411,559
Wisconsin Energy Corp.	2,500	87,950
Xcel Energy, Inc.	5,159	136,559

		4,532,941

Total Common Stock
(Cost $84,407,348)		136,388,387

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.2%
Citibank
0.03%, 04/02/12	1,563,212	1,563,212

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.08%, 06/14/12 (b)(d)	150,000	149,982

Total Short-Term Investments
(Cost $1,713,187)		1,713,194

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	260,899	260,899

Total Collateral Invested for Securities on Loan
(Cost $260,899)		260,899

End of Collateral Invested for Securities on Loan.

At 03/31/12, the tax basis cost of the fund’s investments was $87,544,672 and the unrealized appreciation and depreciation were $60,894,922 and ($10,338,013), respectively, with a net unrealized appreciation of $50,556,909.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 03/31/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/15/12	24	1,683,840	51,018

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$136,388,387	$—	$—	$136,388,387
Short-Term Investments(a)	—	1,713,194	—	1,713,194

Total	$136,388,387	$1,713,194	$—	$138,101,581

Other Financial Instruments
Collateral Invested for Securities on Loan	$260,899	$—	$—	$260,899
Futures Contracts*	51,018	—	—	51,018

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	December 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	March 31,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$69	($2,536)	$2,733	$—	($266)	$—	$—	$—
Preferred Stock	69	(50)	3	—	(22)	—	—	—

Total	$138	($2,586)	$2,736	$—	($288)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

On March 31, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures contracts to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk.

REG47715MAR12

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

70.9%	Fixed-Rate Obligations	96,528,808	96,528,808
5.0%	Variable-Rate Obligations	6,853,355	6,853,355
23.2%	Repurchase Agreements	31,633,705	31,633,705

99.1%	Total Investments	135,015,868	135,015,868
0.9%	Other Assets and Liabilities, Net		1,176,173

100.0%	Net Assets		136,192,041

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.9% of net assets

Government Agency Debt 70.9%
Fannie Mae
		0.10%		04/02/12	5,301,000	5,300,985
		0.05%		04/27/12	2,650,000	2,649,897
		0.05%		05/21/12	3,000,000	2,999,792
		0.10%		06/20/12	1,500,000	1,499,667
		0.10%		07/25/12	1,000,000	999,681
		1.13%		07/30/12	4,500,000	4,514,570
		0.12%		08/01/12	1,500,000	1,499,390
Farm Credit System
		0.11%		05/09/12	1,000,000	999,884
		0.10%		07/03/12	1,000,000	999,742
		0.10%		07/25/12	2,230,000	2,229,288
		0.12%		08/24/12	2,000,000	1,999,033
		4.50%		10/17/12	2,000,000	2,047,192
Federal Home Loan Bank
		0.03%		04/04/12	7,000,000	6,999,982
		0.07%		05/15/12	4,000,000	3,999,658
		0.11%		07/11/12	1,500,000	1,499,558
		0.09%		07/13/12	3,000,000	2,999,227
		0.13%		10/02/12	1,100,000	1,099,269
Freddie Mac
		0.09%		04/03/12	2,000,000	1,999,990
		0.10%		04/16/12	4,000,000	3,999,833
		0.11%		04/30/12	5,000,000	4,999,577
		0.09%		05/09/12	1,200,000	1,199,886
		0.11%		05/14/12	5,000,000	4,999,349
		0.05%		05/15/12	2,700,000	2,699,851
		0.05%		05/18/12	1,200,000	1,199,922
		0.06%		05/21/12	4,000,000	3,999,667
		0.07%		06/04/12	1,550,000	1,549,821
		0.11%		06/11/12	8,800,000	8,798,091
		0.12%		06/18/12	6,800,000	6,798,306
		0.11%		06/25/12	2,200,000	2,199,455

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		07/11/12	2,000,000	1,999,439
		0.10%		08/06/12	1,750,000	1,749,413
Straight A Funding, LLC
	a,b,c,d	0.10%		04/26/12	1,000,000	999,930
	a,b,c,d	0.14%		05/17/12	3,000,000	2,999,463

Total Fixed-Rate Obligations
(Cost $96,528,808)						96,528,808

Variable-Rate Obligations 5.0% of net assets

Government Agency Debt 5.0%
Farm Credit System
		0.24%	04/11/12	07/11/12	3,300,000	3,300,846
		0.28%	04/02/12	02/15/13	3,550,000	3,552,509

Total Variable-Rate Obligations
(Cost $6,853,355)						6,853,355

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 23.2% of net assets

Treasury Repurchase Agreement 23.2%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $15,356,770, issued 03/30/12, due 04/02/12.		0.07%		04/02/12	15,000,088	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $16,966,694, issued 03/30/12, due 04/02/12.		0.08%		04/02/12	16,633,816	16,633,705

Total Repurchase Agreements
(Cost $31,633,705)						31,633,705

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $135,015,868.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,999,393 or 2.9% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47713MAR12

 3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Other Investment Companies	24,450,864	29,822,911
1.2%	Short-Term Investment	378,751	378,751

100.0%	Total Investments	24,829,615	30,201,662
0.0%	Other Assets and Liabilities, Net		(7,749)

100.0%	Net Assets		30,193,913

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.8% of net assets

Equity Funds 80.5%

International 20.0%
Schwab International Index Fund (a)	369,954	6,022,857

Large-Cap 40.5%
Schwab 1000 Index Fund (a)	77,150	3,075,965
Schwab S&P 500 Index Fund (a)	415,877	9,157,616

		12,233,581

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	282,953	6,046,700

		24,303,138

Fixed-Income Fund 14.7%

Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	464,341	4,434,461

Money Market Fund 3.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,085,312	1,085,312

Total Other Investment Companies
(Cost $24,450,864)		29,822,911

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Citibank
0.03%, 04/02/12	378,751	378,751

Total Short-Term Investment
(Cost $378,751)		378,751

End of Investments.

At 03/31/12, the tax basis cost of the fund’s investments was $25,576,200 and the unrealized appreciation and depreciation were $4,625,462 and ($0), respectively, with a net unrealized appreciation of $4,625,462.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$29,822,911	$—	$—	$29,822,911
Short-Term Investment(a)	—	378,751	—	378,751

Total	$29,822,911	$378,751	$—	$30,201,662

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2012.

REG47714MAR12

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 17, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 15, 2012